Segment Information - Summary of Long-lived Assets, Including Property and Equipment, Net and Operating Lease Right-of-use Assets, Within Geographic Areas (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-lived assets by geographic region:
Long-lived asets	$ 26,504	$ 18,563
United Kingdom [Member]
Long-lived assets by geographic region:
Long-lived asets	7,575	4,978
United States of America [Member]
Long-lived assets by geographic region:
Long-lived asets	6,768	7,955
Italy [Member]
Long-lived assets by geographic region:
Long-lived asets	4,243	371
Colombia [Member]
Long-lived assets by geographic region:
Long-lived asets	4,174	1,864
Bulgaria [Member]
Long-lived assets by geographic region:
Long-lived asets	2,223	1,879
Rest of the World [Member]
Long-lived assets by geographic region:
Long-lived asets	$ 1,521	$ 1,516